Revenue Disaggregation and Operating Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Revenue Recognition
Total revenue	$ 8,678	$ 11,240
Number of Operating Segments | segment	1
United States
Revenue Recognition
Total revenue	$ 7,134	9,230
Australia
Revenue Recognition
Total revenue	526	688
Europe
Revenue Recognition
Total revenue	956	1,252
Rest of World
Revenue Recognition
Total revenue	62	70
Obalon line
Revenue Recognition
Total revenue	0	0
DBSN Device
Revenue Recognition
Total revenue	$ 0	$ 0